FAIR VALUE	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE	FAIR VALUE
GAAP guidance regarding fair value measurements addresses how companies should measure fair value when they are required to use fair value measures for recognition or disclosure purposes under GAAP and provides a common definition of fair value to be used throughout GAAP. It defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly fashion between market participants at the measurement date. In addition, it establishes a three-level valuation hierarchy for the disclosure of fair value measurements. The valuation hierarchy is based on the transparency of inputs to the valuation of an asset or liability. The level in the hierarchy within which a given fair value measurement falls is determined based on the lowest level input that is significant to the measurement, with Level 1 being the highest priority and Level 3 being the lowest priority.
The levels in the hierarchy are defined as follows:

Level 1:	Inputs to the valuation methodology are observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in an active market;

Level 2:
Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument;

Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The Company’s fixed maturity and equity securities are managed both internally and on an external basis by independent, professional investment managers using portfolio guidelines approved by the Company. The Company obtains prices from nationally recognized pricing services. These services seek to utilize market data and observations in their evaluation process. These services use pricing applications that vary by asset class and incorporate available market information. When fixed maturity securities do not trade on a daily basis, the services will apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. In addition, they use model processes, such as the Option Adjusted Spread model to develop prepayment and interest rate scenarios for securities that have prepayment features.
The Company does not make any changes to prices received from the pricing services. In addition, the Company has procedures in place to review the reasonableness of the prices from the service providers and may request verification of the prices. The Company also continually performs quantitative and qualitative analysis of prices, including but not limited to initial and ongoing review of pricing methodologies, review of prices obtained from pricing services and third-party investment asset managers, review of pricing statistics and trends and comparison of prices for certain securities with a secondary price source for reasonableness. No material variances were noted during these price validation procedures. In limited situations, where financial markets are inactive or illiquid, the Company may use its own assumptions about future cash flows and risk-adjusted discount rates to determine fair value.
At December 31, 2025 and 2024, $2.5 billion and $2.2 billion, respectively, of fixed maturities were fair valued using unobservable inputs. The majority of these fixed maturities were valued by investment managers’ valuation committees and many of these fair values were substantiated by valuations from independent third parties. The Company has procedures in place to evaluate these independent third-party valuations.
Equity securities denominated in U.S. currency with quoted prices in active markets for identical assets are categorized as Level 1 since the quoted prices are directly observable. Equity securities traded on foreign exchanges are categorized as Level 2 due to the added input of a foreign exchange conversion rate to determine fair value. The Company uses foreign currency exchange rates published by nationally recognized sources.
Fixed maturity securities listed in the tables have been categorized as Level 2, since a particular security may not have traded but the pricing services are able to use valuation models with observable market inputs such as interest rate yield curves and prices for similar fixed maturity securities in terms of issuer, maturity and seniority. For foreign government securities and foreign corporate securities, the fair values are provided by the third-party pricing services in local currencies, and where applicable, are converted to U.S. dollars using currency exchange rates from nationally recognized sources.
In addition, some of the fixed maturities with fair values categorized as Level 3 result when prices are not available from the nationally recognized pricing services, are obtained from investment managers and are derived using unobservable inputs. The Company will value the securities with unobservable inputs using comparable market information or receive fair values from investment managers. The investment managers may obtain non-binding price quotes for the securities from brokers. The single broker quotes are provided by market makers or broker-dealers who are recognized as market participants in the markets in which they are providing the quotes. The prices received from brokers are reviewed for reasonableness by the third-party asset managers and the Company. If the broker quotes are for foreign denominated securities, the quotes are converted to U.S. dollars using currency exchange rates from nationally recognized sources.
The composition and valuation inputs for the presented fixed maturities categories Level 1 and Level 2 are as follows:
•U.S. Treasury securities and obligations of U.S. government agencies and corporations are primarily comprised of U.S. Treasury bonds, and the fair value is based on observable market inputs such as quoted prices, reported trades, quoted prices for similar issuances or benchmark yields;
•Obligations of U.S. states and political subdivisions are comprised of state and municipal bond issuances and the fair values are based on observable market inputs such as quoted market prices, quoted prices for similar securities, benchmark yields and credit spreads;
•Corporate securities are primarily comprised of U.S. corporate and public utility bond issuances and the fair values are based on observable market inputs such as quoted market prices, quoted prices for similar securities, benchmark yields and credit spreads;
•Asset-backed and mortgage-backed securities fair values are based on observable inputs such as quoted prices, reported trades, quoted prices for similar issuances or benchmark yields and cash flow models using observable inputs such as prepayment speeds, collateral performance and default spreads;
•Foreign government securities are comprised of global non-U.S. sovereign bond issuances and the fair values are based on observable market inputs such as quoted market prices, quoted prices for similar securities and models with observable inputs such as benchmark yields and credit spreads and then, where applicable, are converted to U.S. dollars using an exchange rate from a nationally recognized source; and
•Foreign corporate securities are comprised of global non-U.S. corporate bond issuances and the fair values are based on observable market inputs such as quoted market prices, quoted prices for similar securities and models with observable inputs such as benchmark yields and credit spreads and then, where applicable, are converted to U.S. dollars using an exchange rate from a nationally recognized source.
The following tables present the fair value measurement levels for all assets which the Company has recorded at fair value as of the periods indicated:

		Fair Value Measurement Using:
(Dollars in millions)	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Fixed maturities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$830	$—	$830	$—
Obligations of U.S. States and political subdivisions	41	—	41	—
Corporate securities	9,882	—	9,512	370
Asset-backed securities	5,077	—	2,987	2,091
Mortgage-backed securities
Agency commercial	412	—	412	—
Non-agency commercial	1,121	—	1,121	—
Agency residential	5,465	—	5,465	—
Non-agency residential	1,721	—	1,721	—
Foreign government securities	2,371	—	2,371	—
Foreign corporate securities	7,653	—	7,639	14
Total fixed maturities - available for sale	34,573	—	32,099	2,474

Equity securities, fair value	180	88	92	—
(Some amounts may not reconcile due to rounding.)

		Fair Value Measurement Using:
(Dollars in millions)	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Fixed maturities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$669	$—	$669	$—
Obligations of U.S. States and political subdivisions	70	—	70	—
Corporate securities	7,010	—	6,492	518
Asset-backed securities	5,982	—	4,325	1,657
Mortgage-backed securities
Commercial	900	—	900	—
Agency residential	4,931	—	4,931	—
Non-agency residential	1,289	—	1,289	—
Foreign government securities	2,196	—	2,196	—
Foreign corporate securities	5,861	—	5,847	14
Total fixed maturities - available for sale	28,908	—	26,719	2,189

Equity securities, fair value	217	79	133	5
(Some amounts may not reconcile due to rounding.)
The following table presents the activity under Level 3, fair value measurements using significant unobservable inputs for fixed maturities - available for sale, for the periods indicated:

	Total Fixed Maturities - Available for Sale
	December 31, 2025				December 31, 2024
(Dollars in millions)	Corporate Securities	Asset-Backed Securities	Foreign Corporate	Total	Corporate Securities	Asset-Backed Securities	Foreign Corporate	Total
Beginning balance fixed maturities	$518	$1,657	$14	$2,189	$672	$1,305	$16	$1,993
Total gains or (losses) (realized/unrealized)
Included in earnings (or changes in net assets)	(38)	(13)	—	(52)	(1)	—	1	—
Included in other comprehensive income (loss)	(7)	8	—	1	1	12	—	13
Purchases, issuances and settlements	(103)	440	—	336	(154)	339	(2)	183
Transfers in and/or (out) of Level 3 and reclassification
of securities in/(out) of investment categories	—	—	—	—	—	—	—	—
Ending balance	$370	$2,091	$14	$2,474	$518	$1,657	$14	$2,189

The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains
or losses relating to assets still held
at the reporting date	$(16)	$(14)	$—	$(29)	$(3)	$—	$—	$(3)
(Some amounts may not reconcile due to rounding.)
There were no transfers of assets in/(out) of Level 3 during 2025 or 2024.
Financial Instruments Disclosed, But Not Reported, at Fair Value
Certain financial instruments disclosed, but not reported, at fair value are excluded from the fair value hierarchy tables above. Fair values and valuation hierarchy of fixed maturity securities - held to maturity, senior notes and long-term subordinated notes can be found within Notes 2, 9 and 10 of the Notes to these Consolidated Financial Statements, respectively. Short-term investments are stated at cost, which approximates fair value.  See Note 1 of the Notes to these Consolidated Financial Statements.
Exempt from Fair Value Disclosure Requirements
Certain financial instruments are exempt from the requirements for fair value disclosure, such as limited/general partnerships accounted for under the equity method and pension and other postretirement obligations. The Company’s investments in COLI policies are recorded at their cash surrender value and are therefore not required to be included in the tables above. See Note 1 of the Notes to these Consolidated Financial Statements for details of investments in COLI policies.
In addition, $233 million and $239 million of investments within other invested assets on the consolidated balance sheets as of December 31, 2025 and 2024, respectively, are not included within the fair value hierarchy tables, as the assets are measured at NAV as a practical expedient to determine fair value.